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June 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	ING Partners, Inc.
(File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 43 (the “Amendment”) to the Registration Statement of ING Partners, Inc.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended and shall become effective on August 21, 2009.

This Amendment is being filed primarily for the purpose of registering two new series of the Registrant — ING Index Solution 2055 Portfolio and ING Solution 2055 Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Reza Pishva
Dechert LLP